SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of estimates:

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes and liabilities, goodwill valuation, share-based compensation cost, as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and  disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation:

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

Financial statements in U.S. dollars:

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments are in U.S. dollars and substantial portion of the Company costs are incurred in U.S dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

The functional currency of the U.S. Subsidiary is the U.S. dollar.

The functional currency of the Lithuanian Subsidiary, Luxembourgian Subsidiary and Brazilian Subsidiary is the U.S. dollar as these subsidiaries' revenues, intercompany transaction, budget and financing are denominated in U.S. dollars.

The Brazilian Subsidiary commenced its operations in 2012. Until December 31, 2014 the functional currency of Wix Brazil was determined as the Brazilian Real (“BRL”).     In 2015 the company reassessed the functional and reporting currency of the Brazilian Subsidiary as a result of changes in the Company pricing policy from BRL to U.S. dollar in accordance with ASC No. 830, "Foreign Currency Matters" ("ASC No. 830").

Cash and cash equivalents:
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term deposits:
e.	Short-term deposits:

Short-term deposits are deposits with maturities over three months and of up to one year. As of December 31, 2015 and 2016, the Company's bank deposits were denominated in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 1.22% and 1.28%, respectively. Short-term deposits are presented at their cost, including accrued interest.

Restricted deposits:

f.	Restricted deposits:

Restricted deposits are deposits with maturities of up to one year and are used as security for the rental of premises, for the Company's credit cards, and as a security for the Company's hedging activities. As of December 31, 2015 and 2016 the Company's bank deposits were in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 0.36% and 0.05%, respectively. Restricted deposits are presented at their cost, including accrued interest.

Property and equipment, net:

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets:

h.	Long-lived assets:

The long-lived assets of the Company and its subsidiaries are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2014, 2015 and 2016, no impairment losses have been identified.

Goodwill and other intangible assets:

i.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and other", ("ASC No. 350") goodwill is not amortized, but rather is subject to impairment test. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test. The Company operates in one reporting segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 5 to 9 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2014, 2015 and 2016, no impairment losses have been recognized.

Derivatives instruments:

j.	Derivatives instruments:

ASC No. 815, "Derivative and Hedging" ("ASC No. 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of balance sheets at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The net fair value of derivative instruments balance as of December 31, 2015, totaled $ 140, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 747 and as accrued expenses and other current liabilities in the amount of $ 607. The net fair value of derivative instruments balance as of December 31, 2016 totaled $ 67, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 606 and as accrued expenses and other current liabilities in the amount of $ 539.

In the years ended December 31, 2014, 2015 and 2016, the Company recorded as operating income (expenses) net from hedging transactions in the amount of ($1,358), ($2,102) and $ 831, respectively.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments, rent and other overhead vendors during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portionsof its forecasted salary, rent and other overhead cash flow denominated in NIS. These option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, based on third party valuation.

As of December 31, 2016, the amount recorded in accumulated other comprehensive loss from the Company's currency option transactions is $ 6. At December 31, 2016, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $ 84,866. The foreign exchange forward and options contracts will expire through 2017.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and option transactions to economically hedge certain revenue transactions in Euros, British pounds, Brazilian Real, Mexican Pesos and Japanese Yen and expenses in NIS. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2016, the notional amounts of foreign exchange forward contracts into which the Company entered were $ 23,153. The foreign exchange forward and option transactions will expire through 2017.

The net fair value of derivative instruments balance as of December 31, 2015, totaled $ 430, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 612 and as accrued expenses and other current liabilities in the amount of $ 182. The net fair value of derivative instruments balance as of December 31, 2016 totaled $ 615, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 933 and as accrued expenses and other current liabilities in the amount of $ 318.

In the years ended December 31, 2014, 2015 and 2016, the Company recorded net financial income, net from hedging transactions in the amount of $ 3,294 , $ 2,085 and $ 748, respectively.

Severance pay:

k.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2014, 2015 and 2016, amounted to $ 3,031, $ 4,038 and $ 5,411 respectively.

U.S. employees defined contribution plan:

l.	U.S. employees defined contribution plan:

The U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $ 18 per year (for certain employees over 50 years of age the maximum contribution is $ 24 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2014, 2015 and 2016, the U.S. Subsidiary recorded expenses for matching contributions in amounts of $ 102, $ 121 and $ 167, respectively.

Revenue recognition:

m.	Revenue recognition:

The Company provided an online platform that enables users to create websites using Flash and HTML5 technology and generates revenues primarily from services related to such websites. The Company also offers its users the ability to purchase and manage domain name and software applications that can be integrated as add-ons to their websites.

The Company recognizes revenues in accordance with ASC No. 605-10-S99, (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured.

Revenues related to services for websites and purchase and registration of domain names are recognized ratably over the term of the service period. Revenues related to software applications, developed by third party application developers are recognized when earned. The Company accounts for sales of third party application on a net basis by recognizing the commission it retains from each sale. The portion of the gross amount billed to customers that is remitted by the Company to third-party application developers is not reflected in the Company's consolidated statements of comprehensive loss.

The Company offers a 14-day money back guaranty ("Guaranty Period"). The Company considers such amount collected from new premium subscriptions as customer deposits until the end of the 14-day trial period. Revenues are recognized once the Guaranty Period has expired.

Although, in general, the Company does not grant rights of refund, there are certain instances where such refunds occur. Since the Company collects most of its revenues via online credit card billing, a small portion of its users elect to chargeback due to disputes over the credit card statements and/or claims of false transaction, and accordingly ask for refunds. The Company maintains a provision for chargebacks and refunds in accordance with ASC No. 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred service revenues primarily include unearned amounts received from customers but not recognized as revenues.

Part of the Company's revenue transaction includes multiple elements within a single contract if it is determined that multiple units of accounting exist.

Accounting Standards Update ("ASU") No. 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" ("ASU No. 2009-13"), requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary types of transactions in which the Company engages for which ASU No. 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-	Services for websites; and
-	Purchase and registration of domain name;

The Company considers the sale of each of the above stated elements in bundled agreement to be separate unit of accounting for the arrangement and defers the relative selling price of the undelivered element to the period in which revenue is earned.

Pursuant to the guidance under ASU No. 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, it is required that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific services. TPE of selling price is established by evaluating largely interchangeable competitor services in stand-alone sales to similarly situated customers.

Website services and domain name registrations are sold separately and therefore the selling price (VSOE) is based on stand-alone transactions.

Research and development costs:

n.	Research and development costs:

Research and development costs are charged to the statements of comprehensive loss as incurred. ASC 350-40, "Internal-Use Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

The Company evaluates periodically Research and development costs related to the online platform that may be eligible for capitalization in accordance with ASC 350-40 "internal-use software". During 2014, 2015 and 2016 the Company did not capitalize any costs and concluded that all research and development cost should be expensed as incurred.

Advertising expenses:

o.	Advertising expenses:

Advertising expenses consist primarily of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements. Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2014, 2015 and 2016 amounted to $ 73,991, $ 87,567 and $ 113,151, respectively.

Share-based compensation:

p.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Some of the options granted are subject to certain performance criteria: accordingly compensation expense is recognized for such awards when it become probable that the related performance condition will be satisfied. The company recognizes compensation expenses for the value of awards granted based on the accelerated method for performance based awards.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its option awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price, volatility and the expected option term.

The fair value of ordinary share underlying the options has historically been determined by management and approved by the Company's board of directors. Because there has been no public market for the Company's ordinary shares, the management has determined fair value of an ordinary share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The fair value of the underlying ordinary shares will be determined by the management until such time as the Company's ordinary shares are listed on an established stock exchange. The Company's management determined the fair value of ordinary shares based on valuations performed using the Option Pricing Method ("OPM") for the period from January 1, 2013 and up to November 6, 2013. From November 6, 2013 the ordinary shares is publicly traded.

The Company applies ASC No. 718 and ASC No. 505-50 "Equity Based Payments to Non-Employees" ("ASC No. 505-50") with respect to options and warrants issued to non-employees consultants. ASC No. 718 requires the use of option valuation models to measure the fair value of the options and warrants at the date of grant.

Income taxes:

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, related to balance sheet classification of deferred taxes. The ASU requires that deferred tax assets and liabilities be classified as noncurrent in the statement of financial position, thereby simplifying the current guidance that requires an entity to separate deferred assets and liabilities into current and noncurrent amounts.

The Company adopted ASU 2015-17 in 2016 and as a result, the Company made the following adjustments to the 2015 balance sheet: a $265 decrease of current deferred tax liabilities to noncurrent deferred tax liability.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No.740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.
The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Basic and diluted net loss per share:

r.	Basic and diluted net loss per share:

Basic and diluted net loss per share is computed based on the weighted-average number of shares of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. Basic and diluted net loss per share of ordinary shares was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

For the years ended December 31, 2014, 2015 and 2016, all outstanding options and RSU’s have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive and the total options and RSU’s that have been excluded from the calculations was 11,267,917, 11,470,910 and 9,773,837, respectively.

Comprehensive loss:

s.	Comprehensive loss:

The Company accounts for comprehensive loss in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The Company has determined that its items of comprehensive loss relate to loss on unrealized gain from foreign currency translation adjustments offset by income on hedging derivatives instruments.

The total accumulated other comprehensive loss was comprised as follows:

	Year ended December 31,
	2014	2015	2016

Accumulated foreign currency translation differences	$(383)	$(383)	$(383)
Accumulated income (loss) on derivatives	(2,567)	135	(6)

Total accumulated other comprehensive loss, net	$(2,950)	$(248)	$(389)

Year ended December 31, 2016

Beginning Balance	$(248)
Other comprehensive income before reclassifications	690
Amounts reclassified from accumulated other comprehensive income	(831)
Net current period other comprehensive loss	(141)
Total accumulated other comprehensive loss	$(389)

Concentration of credit risks:

t.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and restricted deposits.

The majority of the Company's and its subsidiaries' cash and cash equivalents, short-term and restricted deposits are invested with major bank in Israel, Brazil and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk.

Fair value of financial instruments:

u.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.j are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Government grants:

v.
Government grants:

Government grants received by the Company relating to categories of operating expenditures are credited to the consolidated statements of operations during the period in which the expenditure to which they relate is charged.  Salary bearing grants from the Ministry of Economy and Industry of Israel for funding certain approved positions are recognized at the time when the Company is entitled to such grants, on the basis of the related costs incurred, and included as a deduction from salary expenses.

The Company recorded grants in the amounts of $425 for the year ended December 31, 2016. The conditions to receive these grants are based on actual certain approved HC position. The company may be subject to penalties if certain criteria under the grants are not met.

The impact of recently issued accounting standards still not effective for the Company as of December 31, 2016 is as follows:

w.	The impact of recently issued accounting standards still not effective for the Company as of December 31, 2016 is as follows:

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU 2014-09 guidance on revenue from contracts with customers that will supersede the existing revenue recognition guidance and clarify the principles for recognizing revenue. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.

The guidance determines a five-step model for recognizing revenue from contracts with customers:
1.	Identifying the contract
2.	Identifying performance obligations
3.	Determining the transaction price
4.	Allocating the transaction price to separate performance obligations
5.	Recognizing revenue

Other major provisions include, among others, consideration of the time value of money in the transaction price and requiring estimates of variable consideration. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.

The effective date was deferred for one year to the interim and annual periods beginning on or after December 15, 2017.

The Company has established an implementation team and has started analyzing the impact of the guidance. The Company is in the process of reviewing its current accounting policies and practices to identify potential differences that would result from applying the requirements of the guidance to its revenue contracts.

 With the assessment in its progress, the Company identified the following areas that may be affected:

i.	Estimations of the transaction price due to variable consideration and significant financing component.
ii.	Assessment of when control of certain promised performance obligations, aside from the Company's premium subscriptions, are transferred to the customer.

In addition, the Company is in the process of identifying appropriate changes to its business processes, systems and controls to support recognition and disclosure under the new guidance.

The guidance permits the use of either a retrospective or cumulative effect transition method. We have not yet selected a transition method. We expect to select transition method once we finalized our analysis to the standard.

The FASB has issued, and may issue in the future, interpretive guidance which may cause our evaluation to change. We believe we are following an appropriate timeline to allow for proper recognition, presentation and disclosure upon adoption effective the beginning of fiscal year 2018.

Financial Instruments

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01) "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." ASU 2016-01 amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to our consolidated financial statements, the most significant impact relates to the accounting for equity investments. It will impact the disclosure and presentation of financial assets and liabilities. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Company is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently evaluating the impact of this standard on its Consolidated Financial Statements.

Leases

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

Stock Compensation

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation”, which effects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method. Early adoption is permitted. The Company will adopt this ASU on its effective date of January 1, 2017. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

Statement of Cash Flow

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice of how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for public entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements and footnote disclosures.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements and footnote disclosures.

Intangibles Assets

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit.

The standard will become effective for us beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted.

The Company is currently evaluating the effect that the adoption of this ASU will have on its consolidated financial statements.